Long Term Debt - Reo Revolving Credit Facility - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 12, 2012 Revolving Credit Facility [Member] REO Sponsorship [Member]	Oct. 26, 2011 Revolving Credit Facility [Member] REO Sponsorship [Member]	Oct. 26, 2011 Revolving Credit Facility [Member] REO Sponsorship [Member]
Debt Obligations [Line Items]
Revolving credit facility expiration term						3 years
Revolving credit facility							$ 150,000,000
Payment of revolving credit	$ 2,441,900,000	$ 900,368,000	$ 1,766,037,000	$ 251,569,000	$ 28,500,000